Related Parties (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure of related party [Abstract]
Schedule of transaction with related parties
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Sales to related parties	(20,139)	(28,915)	(24,901)
Purchases from related parties	92,520	98,032	54,470
Rent paid to related parties	6,121	13,697	18,260
Interest paid to related party	–	–	2,048